Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.0%
ATI, Inc.
(a)
.......................... 815,950 $ 70,449,123
BWX Technologies, Inc. ................ 528,475 76,132,108
Curtiss-Wright Corp. ................... 218,011 106,509,274
Hexcel Corp. ........................ 232,848 13,153,584
Woodward, Inc. ...................... 344,182 84,355,566
350,599,655
Automobile Components — 0.1%
Gentex Corp. ....................... 533,795 11,738,152
Banks — 4.1%
Commerce Bancshares, Inc. ............. 400,822 24,919,104
Cullen/Frost Bankers, Inc. ............... 259,933 33,411,788
East West Bancorp, Inc. ................ 797,244 80,505,699
First Financial Bankshares, Inc. ........... 417,081 15,006,574
Glacier Bancorp, Inc. .................. 307,863 13,262,738
Home BancShares, Inc. ................ 402,906 11,466,705
International Bancshares Corp. ........... 219,797 14,629,688
Pinnacle Financial Partners, Inc. ........... 284,940 31,460,225
Synovus Financial Corp. ................ 394,493 20,415,013
UMB Financial Corp. .................. 238,872 25,119,780
Western Alliance Bancorp ............... 630,141 49,138,395
Wintrust Financial Corp. ................ 201,563 24,989,781
Zions Bancorp NA .................... 340,861 17,704,320
362,029,810
Beverages — 0.7%
Celsius Holdings, Inc.
(a) (b)
................ 582,149 27,005,892
Coca-Cola Consolidated, Inc. ............. 339,494 37,904,505
64,910,397
Biotechnology — 3.4%
(a)
Cytokinetics, Inc.
(b)
.................... 344,853 11,393,943
Exelixis, Inc. ........................ 1,577,465 69,526,770
Halozyme Therapeutics, Inc.
(b)
............ 712,007 37,038,604
Neurocrine Biosciences, Inc.
(b)
............ 572,466 71,953,252
Roivant Sciences Ltd.
(b)
................. 2,438,171 27,478,187
Sarepta Therapeutics, Inc.
(b)
............. 567,738 9,708,320
United Therapeutics Corp. ............... 260,920 74,975,362
302,074,438
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 209,812 27,649,025
Building Products — 2.9%
AAON, Inc. ......................... 391,119 28,845,026
Advanced Drainage Systems, Inc.
(b)
........ 195,796 22,489,129
Carlisle Cos., Inc. .................... 249,623 93,209,228
Owens Corning ...................... 491,948 67,652,689
Simpson Manufacturing Co., Inc. .......... 159,333 24,746,008
Trex Co., Inc.
(a) (b)
..................... 304,209 16,542,886
253,484,966
Capital Markets — 5.6%
Affiliated Managers Group, Inc. ........... 67,357 13,253,837
Carlyle Group, Inc. (The) ................ 456,575 23,467,955
Evercore, Inc. , Class A ................. 207,890 56,134,458
Federated Hermes, Inc. , Class B, NVS ...... 265,800 11,780,256
Hamilton Lane, Inc. , Class A ............. 250,501 35,601,202
Houlihan Lokey, Inc. , Class A ............. 311,036 55,970,928
Interactive Brokers Group, Inc. , Class A ...... 2,521,079 139,692,987
Janus Henderson Group plc ............. 291,052 11,304,460
Jefferies Financial Group, Inc. ............ 500,147 27,353,039
Morningstar, Inc. ..................... 154,151 48,392,623
SEI Investments Co. ................... 334,238 30,034,627
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. .................. 422,407 $ 43,837,399
496,823,771
Chemicals — 1.1%
Axalta Coating Systems Ltd.
(a)
............ 683,520 20,293,709
Cabot Corp. ........................ 174,235 13,067,625
NewMarket Corp. ..................... 19,234 13,288,001
RPM International, Inc. ................. 423,147 46,478,467
Scotts Miracle-Gro Co. (The) ............. 92,641 6,110,600
99,238,402
Commercial Services & Supplies — 3.0%
Brink's Co. (The) ..................... 121,208 10,822,662
Clean Harbors, Inc.
(a)
.................. 291,312 67,345,508
MSA Safety, Inc. ..................... 113,820 19,068,265
RB Global, Inc. ...................... 1,071,237 113,754,657
Tetra Tech, Inc. ...................... 1,523,622 54,789,447
265,780,539
Communications Equipment — 0.7%
(a)
Ciena Corp. ........................ 492,838 40,082,514
Lumentum Holdings, Inc.
(b)
.............. 253,215 24,070,618
64,153,132
Construction & Engineering — 4.8%
AECOM ........................... 406,094 45,831,769
API Group Corp.
(a)
.................... 830,714 42,407,950
Comfort Systems USA, Inc.
(b)
............. 203,590 109,166,994
EMCOR Group, Inc. ................... 258,901 138,483,556
MasTec, Inc.
(a) (b)
...................... 354,547 60,425,445
Valmont Industries, Inc. ................. 84,855 27,711,097
424,026,811
Construction Materials — 0.7%
(b)
Eagle Materials, Inc. ................... 192,361 38,878,081
Knife River Corp.
(a)
.................... 328,098 26,785,921
65,664,002
Consumer Finance — 0.7%
FirstCash Holdings, Inc. ................ 143,063 19,333,534
SLM Corp. ......................... 1,212,657 39,763,023
59,096,557
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 359,444 38,758,846
Casey's General Stores, Inc. ............. 148,152 75,597,521
Maplebear, Inc.
(a) (b)
.................... 437,609 19,797,431
Sprouts Farmers Market, Inc.
(a)
............ 566,062 93,196,448
227,350,246
Containers & Packaging — 0.5%
AptarGroup, Inc. ..................... 202,142 31,621,073
Graphic Packaging Holding Co. ........... 680,756 14,343,529
45,964,602
Diversified Consumer Services — 2.3%
Duolingo, Inc. , Class A
(a)
................ 227,104 93,117,182
Grand Canyon Education, Inc.
(a)
........... 161,999 30,617,811
H&R Block, Inc. ...................... 773,770 42,472,235
Service Corp. International .............. 502,922 40,937,851
207,145,079
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............. 306,938 9,260,320
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 128,125 14,792,031

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.4%
Acuity, Inc. ......................... 176,940 $ 52,788,279
nVent Electric plc ..................... 952,275 69,754,144
122,542,423
Electronic Equipment, Instruments & Components — 2.4%
Belden, Inc. ........................ 227,977 26,399,737
Cognex Corp. ....................... 388,874 12,335,083
Coherent Corp.
(a)
..................... 899,143 80,212,547
Crane NXT Co. ...................... 114,064 6,148,050
Fabrinet
(a) (b)
......................... 207,197 61,056,812
Novanta, Inc.
(a)
...................... 126,978 16,371,273
Vontier Corp. ........................ 358,887 13,242,930
215,766,432
Energy Equipment & Services — 0.4%
ChampionX Corp. .................... 442,320 10,987,229
Valaris Ltd.
(a) (b)
....................... 379,057 15,962,090
Weatherford International plc ............. 201,698 10,147,426
37,096,745
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 405,198 11,037,594
Financial Services — 2.4%
Equitable Holdings, Inc. ................ 1,757,951 98,621,051
Euronet Worldwide, Inc.
(a) (b)
.............. 138,699 14,061,304
MGIC Investment Corp. ................ 659,977 18,373,760
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 389,855 38,638,529
Voya Financial, Inc. ................... 289,995 20,589,645
WEX, Inc.
(a) (b)
........................ 138,830 20,392,739
210,677,028
Food Products — 0.7%
Ingredion, Inc. ....................... 160,116 21,714,932
Lancaster Colony Corp. ................ 54,558 9,425,986
Pilgrim's Pride Corp. ................... 232,836 10,472,963
Post Holdings, Inc.
(a)
................... 146,304 15,951,525
57,565,406
Ground Transportation — 1.2%
Ryder System, Inc. .................... 126,895 20,176,305
Saia, Inc.
(a) (b)
........................ 153,932 42,175,829
XPO, Inc.
(a) (b)
........................ 334,315 42,220,641
104,572,775
Health Care Equipment & Supplies — 1.9%
(a)
Globus Medical, Inc. , Class A ............. 654,140 38,607,343
Haemonetics Corp.
(b)
.................. 168,438 12,567,159
Lantheus Holdings, Inc.
(b)
............... 399,607 32,711,829
LivaNova plc
(b)
....................... 128,927 5,804,293
Masimo Corp.
(b)
...................... 260,112 43,756,041
Penumbra, Inc.
(b)
..................... 145,782 37,412,035
170,858,700
Health Care Providers & Services — 3.2%
Chemed Corp. ....................... 38,973 18,977,123
Encompass Health Corp. ............... 413,747 50,737,795
Ensign Group, Inc. (The) ................ 329,955 50,898,858
HealthEquity, Inc.
(a) (b)
.................. 500,880 52,472,189
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,133,456 56,502,781
Tenet Healthcare Corp.
(a)
................ 327,633 57,663,408
287,252,154
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. .......... 670,408 24,570,453
Health Care Technology — 0.5%
Doximity, Inc. , Class A
(a)
................ 771,681 47,334,913
Security
Shares
Shares Value
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 569,937 $ 5,830,456
Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp. ................... 215,568 16,863,885
Cava Group, Inc.
(a) (b)
................... 370,957 31,245,708
Choice Hotels International, Inc.
(b)
.......... 127,946 16,233,788
Churchill Downs, Inc. .................. 418,329 42,251,229
Hilton Grand Vacations, Inc.
(a) (b)
........... 333,843 13,864,500
Hyatt Hotels Corp. , Class A
(b)
............. 242,274 33,833,564
Light & Wonder, Inc. , Class A
(a) (b)
.......... 487,659 46,942,055
Planet Fitness, Inc. , Class A
(a) (b)
........... 484,810 52,868,530
Texas Roadhouse, Inc. ................. 383,753 71,919,150
Travel + Leisure Co. ................... 384,646 19,851,580
Vail Resorts, Inc. ..................... 114,402 17,975,986
Wendy's Co. (The) .................... 422,356 4,823,306
Wingstop, Inc. ....................... 161,358 54,335,693
Wyndham Hotels & Resorts, Inc. .......... 445,931 36,214,057
459,223,031
Household Durables — 2.0%
KB Home .......................... 215,411 11,410,320
Somnigroup International, Inc. ............ 705,600 48,016,080
Toll Brothers, Inc. ..................... 575,114 65,637,761
TopBuild Corp.
(a) (b)
.................... 164,308 53,193,072
178,257,233
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. ................ 149,894 12,555,121
Industrial REITs — 0.5%
EastGroup Properties, Inc. .............. 142,744 23,855,378
First Industrial Realty Trust, Inc. ........... 412,617 19,859,256
43,714,634
Insurance — 3.2%
American Financial Group, Inc. ........... 183,029 23,100,090
Kinsale Capital Group, Inc.
(b)
............. 128,071 61,973,557
Primerica, Inc. ....................... 189,976 51,990,732
RenaissanceRe Holdings Ltd. ............ 281,396 68,351,089
RLI Corp. .......................... 483,665 34,930,286
Ryan Specialty Holdings, Inc. , Class A ....... 622,168 42,301,202
282,646,956
IT Services — 1.5%
(a)
Kyndryl Holdings, Inc. .................. 752,542 31,576,662
Okta, Inc. , Class A
(b)
................... 966,937 96,664,692
128,241,354
Leisure Products — 0.1%
YETI Holdings, Inc.
(a)
.................. 202,393 6,379,427
Life Sciences Tools & Services — 1.4%
Bruker Corp. ........................ 294,273 12,124,048
Illumina, Inc.
(a) (b)
...................... 475,774 45,393,597
Medpace Holdings, Inc.
(a) (b)
.............. 136,496 42,840,635
Repligen Corp.
(a) (b)
.................... 126,966 15,792,031
Sotera Health Co.
(a) (b)
.................. 406,249 4,517,489
120,667,800
Machinery — 5.1%
Chart Industries, Inc.
(a) (b)
................ 259,656 42,752,360
Crane Co. .......................... 150,016 28,486,538
Donaldson Co., Inc. ................... 394,545 27,361,696
Esab Corp. ......................... 329,291 39,696,030
Flowserve Corp. ..................... 529,979 27,744,401
Graco, Inc. ......................... 474,293 40,774,969
ITT, Inc. ........................... 323,046 50,663,304
Lincoln Electric Holdings, Inc. ............ 183,864 38,118,685

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................. 639,698 $ 50,836,800
RBC Bearings, Inc.
(a) (b)
................. 181,308 69,767,318
Toro Co. (The) ....................... 242,803 17,161,316
Watts Water Technologies, Inc. , Class A ...... 80,995 19,915,861
453,279,278
Marine Transportation — 0.4%
Kirby Corp.
(a)
........................ 324,901 36,847,022
Media — 0.4%
EchoStar Corp. , Class A
(a) (b)
.............. 379,155 10,502,594
New York Times Co. (The) , Class A ......... 507,479 28,408,674
38,911,268
Metals & Mining — 1.2%
Carpenter Technology Corp. ............. 287,945 79,582,239
Royal Gold, Inc. ...................... 171,527 30,504,362
110,086,601
Office REITs — 0.4%
COPT Defense Properties ............... 337,471 9,307,450
Vornado Realty Trust .................. 706,019 26,998,167
36,305,617
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. ................ 971,250 18,405,187
CNX Resources Corp.
(a) (b)
............... 838,158 28,229,161
DT Midstream, Inc. .................... 587,546 64,577,181
Matador Resources Co. ................ 431,585 20,595,236
Permian Resources Corp. , Class A ......... 3,687,238 50,220,182
Range Resources Corp. ................ 634,559 25,807,515
Viper Energy, Inc. , Class A .............. 759,168 28,947,076
236,781,538
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 357,698 30,758,451
Passenger Airlines — 0.9%
(a)
Alaska Air Group, Inc. .................. 703,044 34,786,617
American Airlines Group, Inc.
(b)
............ 3,811,850 42,768,957
77,555,574
Personal Care Products — 0.7%
(a)
BellRing Brands, Inc. .................. 338,329 19,599,399
elf Beauty, Inc.
(b)
..................... 325,915 40,556,863
60,156,262
Professional Services — 2.2%
CACI International, Inc. , Class A
(a) (b)
........ 76,219 36,333,597
ExlService Holdings, Inc.
(a)
.............. 940,273 41,174,555
Exponent, Inc. ....................... 176,247 13,167,413
Genpact Ltd. ........................ 493,830 21,733,458
KBR, Inc. .......................... 315,436 15,122,002
Parsons Corp.
(a)
...................... 272,344 19,546,129
Paylocity Holding Corp.
(a)
............... 249,014 45,118,847
192,196,001
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.
(a) (b)
.............. 145,720 37,272,262
Residential REITs — 0.8%
American Homes 4 Rent , Class A .......... 696,999 25,140,754
Equity LifeStyle Properties, Inc. ........... 553,636 34,142,732
Independence Realty Trust, Inc. ........... 810,014 14,329,148
73,612,634
Retail REITs — 0.6%
Agree Realty Corp. ................... 260,737 19,049,445
Brixmor Property Group, Inc. ............. 953,815 24,837,343
Security
Shares
Shares Value
Retail REITs (continued)
Kite Realty Group Trust ................. 546,200 $ 12,371,430
56,258,218
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a) (b)
............ 288,518 9,864,430
Cirrus Logic, Inc.
(a)
.................... 187,751 19,573,981
Entegris, Inc. ........................ 455,951 36,772,448
Lattice Semiconductor Corp.
(a) (b)
........... 390,214 19,116,584
MACOM Technology Solutions Holdings, Inc.
(a) (b)
344,040 49,297,492
MKS, Inc. .......................... 158,838 15,782,144
Onto Innovation, Inc.
(a)
................. 158,374 15,984,688
Power Integrations, Inc. ................ 110,679 6,186,956
Rambus, Inc.
(a) (b)
..................... 620,668 39,735,165
Silicon Laboratories, Inc.
(a)
............... 81,089 11,949,275
Universal Display Corp. ................ 117,748 18,187,356
242,450,519
Software — 5.8%
Appfolio, Inc. , Class A
(a)
................ 133,099 30,650,038
Blackbaud, Inc.
(a)
..................... 106,944 6,866,874
Commvault Systems, Inc.
(a)
.............. 255,036 44,460,426
DocuSign, Inc.
(a)
..................... 1,171,372 91,238,165
Dropbox, Inc. , Class A
(a) (b)
............... 693,187 19,825,148
Dynatrace, Inc.
(a)
..................... 1,734,258 95,748,384
Guidewire Software, Inc.
(a) (b)
.............. 485,207 114,241,988
Manhattan Associates, Inc.
(a)
............. 351,178 69,347,120
Pegasystems, Inc. .................... 514,848 27,868,722
Qualys, Inc.
(a)
....................... 122,021 17,433,141
517,680,006
Specialized REITs — 1.3%
CubeSmart ......................... 712,902 30,298,335
Gaming & Leisure Properties, Inc. ......... 682,577 31,862,694
Lamar Advertising Co. , Class A ........... 320,250 38,865,540
National Storage Affiliates Trust ........... 406,758 13,012,189
114,038,758
Specialty Retail — 4.0%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 275,899 22,858,232
Bath & Body Works, Inc. ................ 629,019 18,845,409
Burlington Stores, Inc.
(a)
................ 364,364 84,765,641
Chewy, Inc. , Class A
(a) (b)
................ 1,269,652 54,112,568
Dick's Sporting Goods, Inc. .............. 196,275 38,825,158
Floor & Decor Holdings, Inc. , Class A
(a)
...... 347,849 26,422,610
GameStop Corp. , Class A
(a) (b)
............. 1,037,248 25,298,479
Murphy USA, Inc. .................... 103,939 42,282,385
RH
(a) (b)
............................ 43,866 8,291,113
Valvoline, Inc.
(a) (b)
..................... 736,165 27,878,569
349,580,164
Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc. , Class A
(a)
............. 1,797,730 103,513,293
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.
(a) (b)
....................... 323,873 32,801,857
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc. ........ 220,195 51,184,328
Core & Main, Inc. , Class A
(a) (b)
............ 680,099 41,043,975
GATX Corp. ........................ 128,188 19,684,549
Watsco, Inc. ........................ 125,059 55,228,555
167,141,407
Total Long-Term Investments — 99 .9%
(Cost: $ 7,278,320,674 ) ............................ 8,845,799,300

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 605,377,961 $ 605,620,112
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 7,787,147 7,787,147
Total Short-Term Securities — 6 .9%
(Cost: $ 613,179,837 ) .............................. 613,407,259
Total Investments — 106 .8%
(Cost: $ 7,891,500,511 ) ............................ 9,459,206,559
Liabilities in Excess of Other Assets — (6.8) % ............. (602,223,978)
Net Assets — 100.0% ...............................
$ 8,856,982,581
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 622,674,406 $ — $ (17,009,494)
(a)
$ (28,937) $ (15,863) $ 605,620,112 605,377,961 $ 217,576
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,796,887 — (17,009,740)
(a)
— — 7,787,147 7,787,147 111,014 —
$ (28,937) $ (15,863) $ 613,407,259 $ 328,590 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 27 09/19/25 $ 8,439 $ 169,417

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,845,799,300 $ — $ — $ 8,845,799,300
Short-Term Securities
Money Market Funds ...................................... 613,407,259 — — 613,407,259
$ 9,459,206,559 $ — $ — $ 9,459,206,559
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 169,417 $ — $ — $ 169,417
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust